Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	12 Months Ended
Dec. 31, 2017
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

Remuneration and other benefits received by the Board of Directors and members of the Bank’s Senior Management

Remuneration of non-executive directors received in 2017

The remuneration paid to the non-executive members of the Board of Directors during 2017 is indicated below. The figures are given individually for each non-executive director and itemized

Remuneration for non-executive directors (Thousands of euros)
	Board of Directors	Executive Committee	Audit & Compliance Committee	Risks Committee	Remunerations Committee	Appointments Committee	Technology and Cybersecurity Committee	Total
Tomás Alfaro Drake	129	-	71	-	25	102	43	370
José Miguel Andrés Torrecillas	129	-	179	107	-	41	-	455
José Antonio Fernández Rivero	129	167	-	-	43	-	25	363
Belén Garijo López	129	-	71	-	80	-	-	280
Sunir Kumar Kapoor	129	-	-	-	-	-	43	172
Carlos Loring Martínez de Irujo	129	167	-	107	25	-	-	427
Lourdes Máiz Carro	129	-	71	-	25	41	-	266
José Maldonado Ramos	129	167	-	62	-	41	-	399
Juan Pi Llorens	129	-	71	125	45	-	43	412
Susana Rodríguez Vidarte	129	167	-	107	-	41	-	443
Total (1)	1,287	667	464	508	243	265	154	3,587

  Includes the amounts for memberships of the different committees during the year 2017. The composition of these committees was modified on May 31, 2017.

In addition, José Luis Palao García-Suelto and James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017, respectively, received a total amount of €70 thousand and €178 thousand, respectively, as members of the Board of Directors and of the different Board committees.

Moreover, during 2017, €126 thousand has been paid in healthcare and casualty insurance premiums for the non-executive members of the Board of Directors.

Remuneration of executive directors received in the year 2017

During the year 2017, the executive directors have received the amount of the fixed remuneration corresponding to that year, established in the Remuneration Policy for BBVA Directors applicable during financial years 2017, 2018 and 2019. The Policy was approved by the General Meeting held on March 17, 2017 by a majority of 96.54%.

Likewise, the executive directors have received the annual variable remuneration corresponding to the year 2016 which payment vested during the first quarter of 2017, in accordance with the settlement and payment system established under the former remuneration policy for directors, approved by the General Meeting held on March 13, 2015.

In accordance with that settlement and payment system:

  The upfront payment of the annual variable remuneration for executive directors corresponding to the year 2016 has been paid in equal parts in cash and in BBVA shares.
  The remaining 50% of the annual variable remuneration, both in cash and in shares, has been deferred in its entirety for a three-year period, with its accrual and payment subject to compliance with a series of multi-year indicators.
  All the shares delivered pursuant to the indicated rules will be withheld for a one-year period from the date of delivery. This withholding will be applied to the net amount of the shares, after discounting the amount necessary to honor the payment of taxes accruing on the shares received.
  A prohibition against hedging has been established, both regarding withheld vested shares and shares pending delivery.
  The deferred part of the annual variable remuneration will be subject to updating under the terms established by the Board of Directors.
  The variable component of the remuneration of executive directors corresponding to the year 2016 is limited to a maximum amount of 200% of the fixed component of total remuneration, as agreed by the General Meeting.

Furthermore, following approval of the new Remuneration Policy for BBVA Directors by the 2017 General Meeting, the annual variable remuneration awarded as of the year 2016, inclusive, is subject to arrangements for the reduction (“malus”) and recoupment ("clawback") of variable remuneration during the entire deferral and retention period, in the terms mentioned in said Policy.

Likewise, in accordance with the settlement and payment system applicable to the annual variable remuneration of the years 2014 and 2013, pursuant to the applicable policy for said years, the executive directors have received the deferred parts of the annual variable remuneration of those years, delivery of which was due in the first quarter of year 2017.

Pursuant to the above, the remuneration paid to the executive directors during 2017 is shown below. The figures are given individually for each executive director and itemized

Remuneration of executive directors (Thousands of Euros)
	Fixed remuneration	2016 annual variable remuneration in cash (1)	Deferred variable remuneration in cash from previous years (2)	Total cash 2017	2016 annual variable remuneration in BBVA shares (1)	Deferred variable remuneration in BBVA shares from previous years (2)	Total shares 2017
Group Executive Chairman	2,475	734	622	3,831	114,204	66,947	181,151
Chief Executive Officer	1,965	591	182	2,738	91,915	19,703	111,618
Head of Global Economics, Regulation & Public Affairs (“Head of GERPA”)	834	89	50	972	13,768	5,449	19,217
Total	5,274	1,414	853	7,541	219,887	92,099	311,986

Amounts corresponding to 50% of 2016 annual variable remuneration

Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017, in accordance with the settlement and payment system, as broken down below

  2nd third of deferred annual variable remuneration from 2014:

Under this item, the executive directors have received: €321 thousand and 37,392 BBVA shares in the case of the Group Executive Chairman; €101 thousand and 11,766 BBVA shares in the case of the Chief Executive Officer; and €32 thousand and 3,681 BBVA shares in the case of the executive director Head of GERPA.

  3rd third of deferred annual variable remuneration from 2013:

Under this item, the executive directors have received: €301 thousand and 29,555 BBVA shares in the case of the Group Executive Chairman; €81 thousand and 7,937 BBVA shares in the case of the Chief Executive Officer; and €18 thousand and 1,768 BBVA shares in the case of the executive director Head of GERPA.

As at year-end 2017, the last third corresponding to the deferred variable remuneration of the year 2014 is pending payment, delivery of which will correspond in the first quarter of the year 2018, in accordance with the settlement and payment system established for that year.

In accordance with the conditions established in the settlement and payment system previously mentioned, 50% of executive directors’ annual variable remuneration corresponding to the years 2015 and 2016 remains deferred, to be paid in future years, where applicable, according to the aforementioned system.

Likewise, executive directors have received, during 2017, remuneration in kind, which includes insurance premiums and others, for a total overall amount of €217 thousand, of which €16 thousand correspond to the Group Executive Chairman; €121 thousand to the Chief Executive Officer; and €79 thousand to the executive director Head of GERPA.

Annual variable remuneration of executive directors for the year 2017

Following year-end 2017, the variable remuneration for executive directors corresponding to that year has been determined, applying the conditions established at the beginning of 2017, as set forth in the Remuneration Policy for BBVA Directors, approved by the General Meeting held on 17 March 2017, in the following terms:

  40% of the annual variable remuneration corresponding to 2017 will be paid, during the first quarter of 2018, in equal parts in cash and in shares, which amounts to €660 thousand and 90,933 BBVA shares in the case of the Group Executive Chairman; €562 thousand and 77,493 BBVA shares in the case of the Chief Executive Officer; and €87 thousand and 12,029 BBVA shares in the case of the executive director Head of GERPA.
  The remaining 60% will be deferred for a five-year period, subject to compliance with the multi-year performance indicators (the “Deferred Component”), which will vest, 40% in cash and 60% in shares, under the following schedule: 60% of the Deferred Component after the third year of deferral; 20% after the fourth year of deferral; and 20% after the fifth year of deferral.

The Deferred Component of the annual variable remuneration will be subject to compliance with the multi-year performance indicators determined by the Board of Directors at the beginning of the year, calculated over the first three years of deferral. The application of these indicators may lead to a reduction of the Deferred Component, even in its entirety, but in no event lead to an increase in its amount.

Moreover, in accordance with the settlement and payment system established in the Remuneration Policy for BBVA Directors:

  Shares delivered to executive directors as annual variable remuneration shall be withheld for a one-year period from the date of delivery. Upon reception of the shares, executive directors will not be allowed to transfer a number of shares equivalent to twice their annual fixed remuneration for at least three years after their delivery. The foregoing shall not apply to the transfer of those shares required to honor the payment of taxes.
  The annual variable remuneration deferred in cash will be subject to updating in the terms established by the Board of Directors.
  Executive directors shall not be allowed to use personal hedging strategies or insurance in connection with remuneration and responsibility that may undermine the effects of alignment with sound risk management.
  The variable component of the remuneration of executive directors for the year 2017 will be limited to a maximum amount of 200% of the fixed component of total remuneration, as approved by the General Meeting.
  Finally, the entire annual variable remuneration of executive directors will be subject to malus and clawback arrangements during the entire deferral and retention period.

The amounts corresponding to the deferred shares are recorded under the item “own share based compensation schemes - equity” and the amounts corresponding to cash are recorded under the item “Other Liabilities – Accrued interest” of the consolidated balance sheet at 31 December 2017.

Remuneration of the members of the Senior Management received in 2017

During 2017, members of Senior Management have received the amount of the fixed remuneration corresponding to that year and the annual variable remuneration corresponding to the year 2016, which payment vested during the first quarter of the year 2017, according to the settlement and payment system set forth in the remuneration policy applicable to the Senior Management in that year.

In accordance with this settlement and payment system:

  The upfront payment of 2016 annual variable remuneration for members of the Senior Management has been paid in equal parts in cash and in BBVA shares.
  The remaining 50% of the annual variable remuneration, both in cash and in shares, has been deferred in its entirety for a three-year period, and its accrual and vesting shall be subject to compliance with a series of multi-year indicators.
  All the shares delivered pursuant to the indicated rules shall be withheld for a one-year period from the date of delivery. This withholding will be applied to the net amount of the shares, after discounting the amount necessary to honor the payment of taxes accruing on the shares received.
  A prohibition against hedging has been established, both regarding withheld vested shares and shares pending delivery.
  The deferred part of the annual variable remuneration will be subject to updating under the terms established by the Board of Directors.
  The variable component of the remuneration corresponding to the year 2016 for the Senior Management is limited to a maximum amount of 200% of the fixed component of total remuneration as agreed by the General Meeting.

Furthermore, the annual variable remuneration awarded as of the year 2016, inclusive, is subject to arrangements for the reduction (“malus”) and recoupment ("clawback") of variable remuneration during the entire deferral and retention period.

Pursuant to the above, the remuneration paid during the year 2017 to members of the Senior Management as a whole, excluding executive directors, is shown below (itemized)

Remuneration of members of the Senior Management (Thousands of Euros)
	Fixed remuneration	2016 annual variable remuneration in cash (1)	Deferred variable remuneration in cash from previous years (2)	Total cash 2017	2016 annual variable remuneration in BBVA shares (1)	Deferred variable remuneration in BBVA shares from previous years (2)	Total shares 2017
Total members of the Senior Management (*)	15,673	2,869	1,016	19,558	441,596	110,105	551,701

(*) This section includes aggregate information regarding those who were members of the Senior Management, excluding executive directors, as at December, 31, 2017 (15 members).

(1) Amounts corresponding to 50% of 2016 annual variable remuneration.

(2) Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017 to members of the Senior Management who were entitled to them, as broken down below:

- 2nd third of deferred annual variable remuneration from 2014: corresponds to an aggregate amount of €555 thousand and 64,873 BBVA shares.

- 3rd third of deferred annual variable remuneration from 2013: corresponds to an aggregate amount of €461 thousand and 45,232 BBVA shares.

As at year-end 2017, the last third corresponding to the deferred variable remuneration of the year 2014 is pending payment, delivery of which will correspond in the first quarter of the year 2018, in accordance with the settlement and payment system established for that year.

Likewise, 50% of members of the Senior Management’s annual variable remuneration corresponding to the years 2015 and 2016 remains deferred, to be paid in future years, where applicable, according to the settlement and payment system established for said years.

Additionally, members of the Senior Management as a whole, excluding executive directors, have received remuneration in kind during the year 2017, which includes insurance premiums and others, for a total overall amount of €684 thousand.

Remuneration system in shares with deferred delivery for non-executive directors

BBVA has a remuneration system in shares with deferred delivery for its non-executive directors, which was approved by the General Meeting held on March 18, 2006 and extended by resolutions of the General Meeting held on March 11, 2011 and on March 11, 2016, for a further five-year period in each case.

This system is based on the annual allocation to non-executive directors of a number of "theoretical shares", equivalent to 20% of the total remuneration in cash received by each director in the previous year, calculated according to the average closing prices of the BBVA share during the sixty trading sessions prior to the Annual General Meetings approving the corresponding financial statements for each year.

These shares will be delivered to each beneficiary, where applicable, on the date they leave directorship for any reason other than serious breach of their duties.

The number of “theoretical shares” allocated in the first semester of 2017 to each non-executive director beneficiary of the remuneration system in shares with deferred delivery, corresponding to 20% of the total remuneration received in cash by said directors in 2016, is as follows

	Theoretical shares allocated in 2017	Theoretical shares accumulated at December 31 2017
Tomás Alfaro Drake	10,630	73,082
José Miguel Andrés Torrecillas	14,002	23,810
José Antonio Fernández Rivero	11,007	102,053
Belén Garijo López	7,313	26,776
Sunir Kumar Kapoor	4,165	4,165
Carlos Loring Martínez de Irujo	11,921	86,891
Lourdes Máiz Carro	7,263	15,706
José Maldonado Ramos	10,586	67,819
Juan Pi Llorens	10,235	42,609
Susana Rodríguez Vidarte	13,952	92,558
Total (1)	101,074	535,469

In addition, in the first semester of 2017, 8,752 theoretical shares were allocated to José Luis Palao García-Suelto and 10,226 theoretical shares were allocated to James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017 respectively.

Pension commitments

The Bank has undertaken pension commitments in favor of the Chief Executive Officer and the executive director Head of GERPA, in accordance with the Bylaws, the Remuneration Policy for BBVA Directors and their respective contracts entered into with the Bank, to cover retirement, disability and death.

As regards the Chief Executive Officer, the Remuneration Policy for BBVA Directors provides for a new benefits framework whereby his previous defined-benefits system has been transformed into a defined-contribution system, according to which he is entitled, provided he does not leave his position as Chief Executive Officer due to serious breach of his duties, to a retirement benefit when he reaches the legal retirement age, in the form of capital or as income, which amount shall result from the funds accumulated by the Bank until December 2016 to cover the commitments under his previous benefits scheme and the sum of the annual contributions made by the Bank as of January 1, 2017, to cover said benefit under the new pension scheme, along with the corresponding accumulated yields.

Should the contractual relationship be terminated before he reaches the retirement age, for reason other than serious breach of his duties, the retirement benefit to which the Chief Executive Officer is entitled, when he reaches the age legally established, shall be calculated on the basis of the contributions made by the Bank up to that date, along with the corresponding accumulated yields, with no additional contributions to be made by the Bank upon leave of directorship.

The amount established in the Remuneration Policy for BBVA Directors for the Chief Executive Officer, as annual contribution to cover the retirement benefit under the new defined-contribution scheme, amounts to €1,642 thousand, amount which shall be updated in the same proportion as the annual fixed remuneration for the Chief Executive Officer, in the terms established in said Policy.

Likewise, pursuant to the Policy, 15% of the agreed annual contribution, mentioned above, shall be based on variable components and be considered "discretionary pension benefits", thus subject to the conditions of delivery in shares, retention and clawback established in applicable regulations, as well as to those other conditions of variable remuneration applicable to them pursuant to the aforementioned Policy.

On the other hand, the Bank will assume payment of the annual insurance premiums in order to top up the coverage of death and disability of the Chief Executive Officer’s benefits scheme, in the terms established in the Remuneration Policy for BBVA Directors.

Pursuant to the foregoing, in the year 2017 an amount of €1,853 thousand has been recorded to attend the benefits commitments undertaken with the Chief Executive Officer, amount which includes the contribution to retirement coverage (€1,642 thousand), as well as to death and disability (€211 thousand), with the total accumulated fund to cover retirement commitments amounting €17,503 thousand, as at December 31, 2017.

15% of the agreed annual contribution to retirement (€246 thousand) has been registered in the year 2017 as “discretionary pension benefits” and, following year-end 2017, said amount has been adjusted according to the criteria established for the determination of the Chief Executive Officer’s annual variable remuneration for 2017. Accordingly, the “discretionary pension benefits” for the year 2017 have been determined in an amount of €288 thousand, amount which will be included in the accumulated fund in the year 2018, subject to the same conditions as the Deferred Component of annual variable remuneration for the year 2017, as well as the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

As regards the executive director Head of GERPA, the pension scheme established in the Remuneration Policy for BBVA Directors establishes an annual contribution of 30% of his fixed remuneration as of January 1, 2017, to cover retirement benefit, as well as payment of the corresponding annual insurance premiums in order to top up the coverage of death and disability.

As in the case of the Chief Executive Officer, 15% of the agreed annual contribution, mentioned above, shall be based on variable components and be considered "discretionary pension benefits", thus subject to the conditions of delivery in shares, retention and clawback established in applicable regulations, as well as to those other conditions of variable remuneration applicable to them pursuant to the aforementioned Policy.

The executive director Head of GERPA shall be entitled, when he reaches the retirement age, to the benefits arising from the contributions made by the Bank to cover pension commitments, plus the corresponding accumulated yields up to that date, provided he does not leave his position due to serious breach of his duties. In the event of voluntary termination of contractual relationship by the director before retirement, benefits shall be limited to 50% of the contributions made by the Bank to that date, along with the corresponding accumulated yields, with the Bank's contributions ceasing upon leave of directorship.

Pursuant to the foregoing, in the year 2017 an amount of €393 thousand has been recorded to attend the benefits commitments undertaken with the executive director Head of GERPA, amount which includes the contribution to retirement coverage (€250 thousand), as well as to death and disability (€143 thousand), with the total accumulated fund to cover retirement commitments amounting €842 thousand, as at December 31, 2017.

15% of the agreed annual contribution to retirement (€38 thousand) has been registered in the year 2017 as “discretionary pension benefits” and, following year-end 2017, said amount has been adjusted according to the criteria established for the determination of the executive director Head of GERPA’s annual variable remuneration for 2017. Accordingly, the “discretionary pension benefits” for the year 2017 have been determined in an amount of €46 thousand, amount which will be included in the accumulated fund in the year 2018, subject to the same conditions as the Deferred Component of annual variable remuneration for the year 2017, as well as the remaining conditions established for these benefits in the Remuneration Policy for BBVA Directors.

There are no other pension obligations undertaken in favor of other executive directors.

Likewise, an amount of €5,630 thousand has been recorded to attend the benefits commitments undertaken with members of the Senior Management, excluding executive directors, amount which includes the contribution to retirement coverage (€4,910 thousand), as well as to death and disability (€720 thousand), with the total accumulated fund to cover retirement commitments with the Senior Management amounting €55,689 thousand, as at December 31, 2017.

As in the case of executive directors, 15% of the annual contributions agreed for members of the Senior Management shall be based on variable components and be considered "discretionary pension benefits", thus subject to the conditions of delivery in shares, retention and clawback established in applicable regulations, as well as to those other conditions of variable remuneration applicable to them pursuant to the remuneration policy applicable to Senior Management.

Pursuant to the foregoing, from the annual contribution to cover retirement recorded in 2017, an amount of €585 thousand has been recorded in the year 2017 as “discretionary pension benefits” and, following year-end 2017, said amount has been adjusted according to the criteria established for the determination of the Senior Management’s annual variable remuneration for 2017. Accordingly, the “discretionary pension benefits” for the year 2017 have been determined in an amount of €589 thousand, amount which will be included in the accumulated fund in the year 2018, subject to the same conditions as the Deferred Component of annual variable remuneration for the year 2017, as well as the remaining conditions established for these benefits in the remuneration policy applicable to members of the Senior Management.

Extinction of contractual relationship

In accordance with the Remuneration Policy for BBVA Directors, approved by the 2017 General Meeting, the Bank has no commitments to pay severance indemnity to executive directors.

The new contractual framework defined in the aforementioned Policy for the Chief Executive Officer and the executive director Head of GERPA includes a post-contractual non-compete agreement for a period of two years, after they cease as BBVA executive directors, in accordance to which they shall receive remuneration in an amount equivalent to one annual fixed remuneration for every year of duration of the non-compete arrangement, which shall be paid periodically over the course of the two years, provided that leave of directorship is not due to retirement, disability or serious breach of duties